Capital Stock and Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	3,641,117	3,942,666	2,764,312
Granted	1,800,000	1,310,000	2,150,000
Vested	(1,679,484)	(1,611,549)	(971,646)
Non vested restricted common stock, ending balance	3,761,633	3,641,117	3,942,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 4.3	$ 4.89	$ 8.27
Weighted Average Grant Date Fair Value, Granted	3.82	3.95	2.26
Weighted Average Grant Date Fair Value, Vested	4.38	5.46	8.67
Weighted Average Grant Date Fair Value, enging balance	$ 4.04	$ 4.3	$ 4.89